Employee Benefit Plans - Schedule of Amounts in AOCI to be Recognized over Next Fiscal Year (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Domestic plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized net losses	$ 2	$ 2	$ 3
Unrecognized prior service cost (credit)	4	4	4
Amount unrecognized	6	6	7
U.K. plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized net losses	4	2	2
Unrecognized prior service cost (credit)	0	0	0
Amount unrecognized	4	2	2
International plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized net losses	0	0	1
Unrecognized prior service cost (credit)	0	0	0
Amount unrecognized	$ 0	$ 0	$ 1